CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2017	2018

USD cash for immediate withdrawal	26,700	5,336
Non-USD cash for immediate withdrawal	9,369	1,380

	36,069	6,716